Average Annual Total Returns - Service - BLACKROCK HIGH EQUITY INCOME FUND	Sep. 28, 2020
RussellThousandValueIndex [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Service Shares
Average Annual Return:
1 Year	21.69%
5 Years	6.91%
10 Years	10.50%
Service Shares | After Taxes on Distributions
Average Annual Return:
1 Year	20.08%
5 Years	2.99%
10 Years	7.17%
Service Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.28%
5 Years	4.42%
10 Years	7.68%